REGULATORY CAPITAL	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Regulatory Capital
REGULATORY CAPITAL

The Company and the Bank are subject to regulatory capital requirements promulgated by federal bank regulatory agencies. Failure by the Company or the Bank to meet minimum capital requirements could result in certain mandatory and discretionary actions by regulators that could have a material adverse effect on our consolidated financial statements.  The following tables present regulatory capital information for the Company and the Bank. Under Basel III capital requirements, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of the Company's and the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices.  The Company's and the Bank’s capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation require the Company and the Bank to maintain certain minimum capital amounts and ratios. Federal bank regulators require the Company and the Bank to maintain minimum ratios of core capital to adjusted average assets, common equity tier 1 capital to risk-weighted assets, tier 1 capital to risk-weighted assets and total risk-based capital to risk-weighted assets. At December 31, 2017 and 2016, the Company and the Bank met all the capital adequacy requirements to which they were subject and were “well capitalized” under the regulatory requirements. Management believes no conditions or events have occurred since December 31, 2017 that would materially adversely change the Company's and the Bank's capital classifications.

Effective January 1, 2016, Basel III implemented a requirement for all banking organizations to maintain a capital conservation buffer exclusively composed of common equity Tier 1 capital in an amount greater than 2.5% of total risk-weighted assets to avoid being subject to limitations on capital distributions, stock repurchases and discretionary bonus payments to executive officers. The capital conservation buffer increases the three risk-based capital ratios and will be phased in over a multi-year schedule with full compliance in 2019. Management believes the Company and the Bank's capital levels will remain characterized as "well-capitalized" under the new rules.

The Company and Bank's regulatory capital amounts and ratios at December 31, 2017 and 2016, compared to the FDIC's requirements for classification as a well-capitalized institution and for minimum capital adequacy, were as follows:

December 31, 2017	Actual		Minimum Capital Requirement		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Common Equity Tier 1 Capital:
Company	$154,532	14.54%	$47,842	4.50%	$69,106	6.50%
Bank	146,509	13.81	47,740	4.50	68,958	6.50
Tier 1 Capital to Risk Weighted Assets:
Company	162,532	15.29	63,790	6.00	85,053	8.00
Bank	146,509	13.81	63,653	6.00	84,871	8.00
Total Capital to Risk Weighted Assets:
Company	175,326	16.49	85,053	8.00	106,316	10.00
Bank	159,303	15.02	84,871	8.00	106,089	10.00
Tier 1 Capital to Average Assets:
Company	162,532	10.36	62,757	4.00	78,446	5.00
Bank	146,509	9.40	62,348	4.00	77,934	5.00

December 31, 2016	Actual		Minimum Capital Requirement		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Common Equity Tier 1 Capital:
Company	$150,915	15.08%	$45,028	4.50%	$65,041	6.50%
Bank	141,673	14.17	44,978	4.50	64,968	6.50
Tier 1 Capital to Risk Weighted Assets:
Company	158,915	15.88	60,037	6.00	80,050	8.00
Bank	141,673	14.17	59,970	6.00	79,960	8.00
Total Capital to Risk Weighted Assets:
Company	171,187	17.11	80,050	8.00	100,062	10.00
Bank	153,945	15.40	79,960	8.00	99,950	10.00
Tier 1 Capital to Average Assets:
Company	158,915	10.50	60,562	4.00	75,702	5.00
Bank	141,673	9.41	60,248	4.00	75,310	5.00

Reconciliations of the Company’s and Bank’s total capital to regulatory capital are as follows:

	December 31,
	2017		2016
	Company	Bank	Company	Bank
	(In Thousands)
Total capital per financial statements	$168,481	$160,495	$164,727	$155,470
Adjustments to tier 1 capital:
Subordinated debt	8,000	—	8,000	—
Accumulated losses on available for sale securities	1,434	1,397	681	696
Intangible assets	(15,383)	(15,383)	(14,493)	(14,493)
Total tier 1 capital	162,532	146,509	158,915	141,673
Adjustments to total capital:
Allowance for loan and credit losses	12,794	12,794	12,272	12,272
Total capital per regulatory reporting	$175,326	$159,303	$171,187	$153,945